Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Right-of-use Assets and Lease Liabilities [Abstract]
Schedule of Company has Entered into Leases of Buildings	The Company has entered into leases of buildings, which are used for the Company’s operations. Leases of buildings have lease terms of between one and four years.
	2023	2022
	US$	US$
Land and buildings
Cost:
At beginning of year	505,494	74,794
Addition during the year	110,206	427,672
Exchange realignment	(4,260)	3,028
Disposal of subsidiaries (note 24)	(358,067)	—
At end of year	253,373	505,494

Accumulated depreciation:
At beginning of year	120,450	28,496
Depreciation for the year	185,300	90,327
Exchange realignment	(211)	1,627
Disposal of subsidiaries (note 24)	(173,097)	—
At end of year	132,442	120,450

Net carrying amount	120,931	385,044

Schedule of Carrying Amounts of Lease Liabilities and the Movements	Set out below are the carrying amounts of lease liabilities and the movements during the years:
	2023	2022
	US$	US$
At beginning of year	368,747	38,153
Additions to lease liabilities	110,206	427,672
Interest charged	13,139	11,550
Payment made	(224,309)	(109,219)
Exchange realignment	461	591
Disposal of subsidiaries (note 24)	(134,965)	—
At end of year	133,279	368,747

Schedule of Consolidated Statement of Financial Position
	2023	2022
	US$	US$
Current liabilities	93,166	263,207
Non-current liabilities	40,113	105,540
Total	133,279	368,747

Schedule of Reconciliation of Liabilities arising from Financing Activities	Reconciliation of liabilities arising from financing activities
Lease liabilities
US$
Balance as of April 1, 2021	38,153
Changes from financing cash flow
Lease payment	(109,219)
Interest paid	11,550
Total changes from financing cash flow	(97,669)
Other changes
New leases	427,672
Exchange realignments	591
Total other changes	428,263
Balance as of March 31, 2022	368,747
Changes from financing cash flow
Lease payment	(224,309)
Interest paid	13,139
Total changes from financing cash flow	(211,170)
Other changes
New leases	110,206
Disposal of subsidiaries (note 24)	(134,965)
Exchange realignments	461
Total other changes	(24,298)

Balance as of March 31, 2023	133,279